Prospectus Supplement
dated May 15, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                          61635 5/2000
Class IA Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to each of Putnam VT Growth and Income Fund and Putnam VT International New Opportunities Fund (to the extent that this prospectus otherwise offers either of the preceding funds) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.



                              Year     Business experience (at least 5 years)
Fund                         ------    ---------------------------------------

Putnam VT Growth
and Income Fund

David L. King                 1993     1983-Present            Putnam Management
Managing Director

Hugh H. Mullin                1998     1986-Present            Putnam Management
Senior Vice President

Sheldon N. Simon              1997     1984-Present            Putnam Management
Senior Vice President

Putnam VT International
New Opportunities Fund

Robert J. Swift               1996     1995-Present            Putnam Management
Managing Director                      Prior to                IAI International/Hill
                                       August 1995             Samuel Investment
                                                               Advisors

Carmel Peters                 1999     1997-Present            Putnam Management
Senior Vice President                  Prior to May 1997       Wheelock Natwest
                                       Prior to February 1996  Investment Management,
                                                               Hong Kong
                                                               Rothschild Asset
                                                               Management Asia Pacific,
                                                               Hong Kong

Stephen P. Dexter             1999     1999-Present            Putnam Management
Senior Vice President                  Prior to June 1999      Scudder Kemper Inc.

Peter Hadden                  2000     1992-Present            Putnam Management
Senior Vice President

S-40009-22                                                     HV-2591





Prospectus Supplement
dated May 15, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                       61636 5/2000
Class IB Prospectuses dated April 30, 2000

1. In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to each of Putnam VT Growth and Income Fund and Putnam VT International New Opportunities Fund (to the extent that this prospectus otherwise offers either of the preceding funds) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.




                              Year     Business experience (at least 5 years)
Fund                         ------    -------------------------------------
Putnam VT Growth
and Income Fund

David L. King                1993      1983-Present               Putnam Management
Managing Director

Hugh H. Mullin               1998      1986-Present               Putnam Management
Senior Vice President

Sheldon N. Simon             1997      1984-Present               Putnam Management
Senior Vice President

Putnam VT International
New Opportunities Fund

Robert J. Swift              1996      1995-Present               Putnam Management
Managing Director                      Prior to August 1995       IAI International/Hill
                                                                  Samuel Investment
                                                                  Advisors

Carmel Peters                1999      1997-Present               Putnam Management
Senior Vice President                  Prior to  May 1997         Wheelock Natwest
                                       Prior to February 1996     Investment Management,
                                                                  Hong Kong
                                                                  Rothschild Asset
                                                                  Management Asia
                                                                  Pacific, Hong Kong

Stephen P. Dexter            1999      1999-Present               Putnam Management
Senior Vice President                  Prior to June 1999         Scudder Kemper Inc.

Peter Hadden                 2000      1992-Present               Putnam Management
Senior Vice President

S-40027-12                                                        HV-2592



2. The second paragraph of the section entitled "Fund Summaries" is replaced with the following:

Class IB performance for the period prior to April 6, 1998 for Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund and Putnam VT International Growth and Income Fund, and for the period prior to April 30, 1998 for Putnam VT Asia Pacific Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund are based upon the performance of class IA shares of the fund (not offered in this prospectus), adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.15%.





Prospectus Supplement
dated May 15, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                          61637 5/2000
Class IB Prospectus dated April 30, 2000

In the section entitled "Who manages the fund?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment
Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the fund's portfolio and the paragraph immediately preceding the chart are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.




                              Year     Business experience (at least 5 years)
Fund                         ------    ---------------------------------------

Putnam VT International
New Opportunities Fund

Robert J. Swift              1996      1995-Present            Putnam Management
Managing Director                      Prior to August 1995    IAI International/Hill
                                                               Samuel Investment
                                                               Advisors

Carmel Peters                1999      1997-Present            Putnam Management
Senior Vice President                  Prior to May 1997       Wheelock Natwest
                                       Prior to February 1996  Investment Management,
                                                               Hong Kong
                                                               Rothschild Asset
                                                               Management Asia Pacific,
                                                               Hong Kong

Stephen P. Dexter            1999      1999-Present            Putnam Management
Senior Vice President                  Prior to June 1999      Scudder Kemper Inc.

Peter Hadden                 2000      1992-Present            Putnam Management
Senior Vice President

S-6468-71





Prospectus Supplement
dated May 15, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                          61784 5/2000
Class IA Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Growth and Income Fund (to the extent that this prospectus otherwise offers the preceding fund) is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.



                              Year     Business experience (at least 5 years)
Fund                         ------    -------------------------------------

Putnam VT Growth
and Income Fund

David L. King                1993      1983-Present               Putnam Management
Managing Director

Hugh H. Mullin               1998      1986-Present               Putnam Management
Senior Vice President

Sheldon N. Simon             1997      1984-Present               Putnam Management
Senior Vice President





Prospectus Supplement
dated May 15, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                           61785 5/2000
Class IA Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?,"the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Growth and Income Fund (to the extent that this prospectus otherwise offers the preceding fund) is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.



                              Year     Business experience (at least 5 years)
Fund                         ------    -------------------------------------
Putnam VT Growth
and Income Fund

David L. King                1993      1983-Present               Putnam Management
Managing Director

Hugh H. Mullin               1998      1986-Present               Putnam Management
Senior Vice President

Sheldon N. Simon             1997      1984-Present               Putnam Management
Senior Vice President

048464





Prospectus Supplement
dated May 15, 2000 to:

PUTNAM VARIABLE TRUST (the "Trust")                      61787 5/2000
Class IB Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to each of Putnam VT Growth and Income Fund (to the extent that this prospectus otherwise offers the of preceding fund) are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.



                              Year     Business experience (at least 5 years)
Fund                         ------    ---------------------------------------
Putnam VT Growth
and Income Fund

David L. King                1993      1983-Present            Putnam Management
Managing Director

Hugh H. Mullin               1998      1986-Present            Putnam Management
Senior Vice President

Sheldon N. Simon             1997      1984-Present            Putnam Management
Senior Vice President

048470
